FORM N-23c-3 NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23c-3

         1.  Investment Company Act File Number 811 - 10473
Date of Notification: August 14, 2006
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         2.  Exact name of investment company as specified in registration statement: Advantage Advisers Multi-Sector Fund I
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         3.  Address of principal executive office:
200 Park Avenue, 24th Floor New York, NY 10166
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                  (Number, Street, City, State, Zip Code)

         4.  Check one of the following:

         A. [x] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

         B. The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C. The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph
(c) of Rule 23c-3.

         By: /s/ Bryan McKigney
             ----------------------
                     (Name)
             Bryan McKigney
             Chief Executive Officer and President
             -------------------------------------
                     (Title)

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                                            [ADVANTAGE ADVISERS GRAPHIC OMITTED]



August 14, 2006

Dear Advantage Advisers Multi-Sector Fund I Shareholder:

Advantage Advisers Multi-Sector Fund I (the "Fund") offers to repurchase a certain percentage of its shares each quarter. We want to notify you of the next opportunity to redeem shares. Please disregard this notice if you do not wish to redeem Fund shares.

Until September 13, 2006, you are entitled to request that the Fund repurchase shares you own. If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service. Please note that if the number of shares tendered for repurchase by all Fund Shareholders exceeds the number authorized for repurchase, repurchases will be made on a pro rata basis, as more fully described in the attached document.

Page 3 of the attached document contains a Repurchase Request Form. Your Repurchase Request Form must be received in proper order no later than September 13, 2006 for it to be honored, and your request will be executed at the Fund's closing net asset value per share on September 15, 2006. THE REPURCHASE REQUEST FORM MUST BE RETURNED TO YOUR FINANCIAL ADVISOR ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE FUND.

You do not need to take any action if you do not wish to redeem Fund shares.

ALL REQUESTS TO REDEEM SHARES MUST BE RECEIVED BY THE FUND IN GOOD ORDER BY 4:00 P.M. EASTERN STANDARD TIME ON SEPTEMBER 13, 2006.

If you have questions about redeeming Fund shares, please contact your financial advisor or refer to the enclosed Repurchase Offer that describes the process in detail.

Thank you for your continued confidence in Advantage Advisers Multi-Sector Fund
I.

Sincerely,


Bryan McKigney


                                                      advantage advisers, l.l.c.
                                                      200 park avenue
                                                      24th floor
                                                      new york, ny 10166
                                                      telephone  866.292.1841
                                                      facsimile  212-667-4997

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August 14, 2006

                     ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                           QUARTERLY REPURCHASE OFFER

1. The Offer. Advantage Advisers Multi-Sector Fund I (the "Fund") is offering to repurchase up to five percent (5%) of the shares outstanding as of September 13, 2006, at a share price equal to the net asset value per share ("NAV") on September 15, 2006. The terms of this offer are described below and in the Fund's prospectus. Quarterly repurchase offers are designed to provide you with some liquidity since the Fund is unaware of any secondary market that exists for your shares.

2. Net Asset Value. The Fund's NAV as of the close of business on August 7, 2006 was $23.99 per share. Since the Fund's NAV may fluctuate, please contact your financial advisor for the Fund's latest NAV information.

3. Repurchase Request Deadline. The Fund must receive your properly completed Repurchase Request Form on or before September 13, 2006 at 4:00 p.m. Eastern Standard Time (the "Repurchase Request Deadline"). THE REPURCHASE REQUEST FORM MUST BE RETURNED TO YOUR FINANCIAL ADVISOR ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE FUND. You may withdraw or modify your repurchase request at any time prior to that time.

4. Repurchase Pricing Date. The Fund will redeem shares at NAV as of the close of business on September 15, 2006 (the "Repurchase Pricing Date"). Please be aware that NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date.

5. Payment For Shares Repurchased. Repurchase proceeds will be credited to your brokerage account no later than September 22, 2006, seven days after the Repurchase Pricing Date.

6. Increase In Number Of Shares Repurchased: Pro Rata Repurchase. If share repurchase requests exceed the number of shares in the Fund's repurchase offer, the Fund may (i) repurchase tendered shares on a pro rata basis or (ii) increase the number of shares to be repurchased by up to two percent (2%) of the Fund's outstanding shares. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of shares in the Fund's expanded offer, the Fund will repurchase tendered shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all shares held in your account. In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the shares that the Fund was unable to repurchase. Until such later date, you would be subject to the risk of NAV fluctuations.

7. Withdrawal Of Shares To Be Repurchased. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Standard Time on September 13, 2006.

8. Suspension Or Postponement Of Repurchase Offer. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund's Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and may include the following:

(a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;

(c) any period for which the Securities and Exchange Commission permits by order for the protection of shareholders; or

(d) any period during which the New York Stock Exchange or any market on which securities owned by the Fund are principally traded is closed, or trading on the New York Stock Exchange or such market is restricted.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases. Shares tendered pursuant to the Fund's offer will be treated as a taxable sale of the shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. Documents In Proper Form. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request. The Fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND'S PROSPECTUS.

FOR THE FUND'S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.


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                             Repurchase Request Form
                     Advantage Advisers Multi-Sector Fund I


This form must be returned to your financial advisor in proper order on or before September 13, 2006 at 4:00 p.m. Eastern Standard Time if you wish to redeem shares of the Advantage Advisers Multi-Sector Fund I. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Standard Time on September 13, 2006.

IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

Name and address of registered shareholder(s):

Registered Shareholder:

__________________________________________________________________________

Street Address: __________________________________________________________

City, State and Zip Code: ________________________________________________

Account Number: __________________________________________________________

Social Security Number: __________________________________________________

Daytime Telephone Number:_________________________________________________

Please provide a phone number where you can be reached if there are any questions about your request.

SECTION I.        SHARE REPURCHASE

I/We request that Advantage Advisers Multi-Sector Fund I repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A.   ___ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

B.   ___ Full Repurchase:

Please repurchase all shares from my/our account.



KINDLY NOTE THAT THE REPURCHASE REQUEST FORM MUST BE RETURNED TO YOUR FINANCIAL ADVISOR ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE FUND.

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SECTION II.       PAYMENT

Proceeds of your tender will be credited to your brokerage account.

SECTION III.      SIGNATURE

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, ALL MUST SIGN.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

__________________________________________________________________________

Date:   __________________________________

__________________________________________________________________________

Date:   __________________________________